DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS	12 Months Ended
Dec. 31, 2022
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS
8.	DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS

a)	Other receivables

	2022		2021
	Current	Non Current	Current	Non Current
Turnover tax balance	220,927	-	246,803	-
Income tax credit balance	96,687	-	42,697	-
VAT credit balance	1,495,500	-	1,368,925	-
Other tax receivables	107,249	55	73,562	919
Prepaid expenses	1,524,421	-	814,670	-
Advances to suppliers	8,338,576	-	5,887,123	-
Subsidies receivables	3,768,159	-	2,427,450	-
Other Receivables UT	33,460	-	56,924	-
Others	591,659	14,844	724,109	16,330
Total	16,176,638	14,899	11,642,263	17,249

b)	Trade receivables

	2022		2021
	Current	Non Current	Current	Non Current
Commons	15,741,345	-	20,256,312	-
UT	9,448	-	205,075	-
Natural Gas Transportation	4,398,150	-	6,681,903	-
Production and Commercialization of Liquids	8,189,884	-	10,793,068	-
Other services	3,143,863	-	2,576,266	-
Related parties (Note 21)	1,330,471	-	695,684	-
Natural Gas Transportation	131,145	-	158,708	-
Production and Commercialization of Liquids	281,774	-	210	-
Other services	917,552	-	536,766	-
Allowance for doubtful accounts	(132,521)	-	(258,142)	-
Total	16,939,295	-	20,693,854	-

The movement of the allowance for doubtful accounts is as follows:

Balances as of December 31, 2020	389,643
Inflation adjustment restatement	(131,501)
Additions	-
Applications	-
Reversals	-
Balances as of December 31, 2021	258,142
Inflation adjustment restatement	(125,621)
Additions	-
Applications	-
Reversals	-
Balances as of December 31, 2022	132,521

c)	Cash and cash equivalents

	2022	2021
Cash and banks	289,630	213,984
UT Cash and banks	159	142
Mutual funds in local currency	2,654,934	8,138,623
Interest-bearing accounts	33,343	214,906
UT Mutual funds	10,880	59,349
Total	2,988,946	8,627,004

d)	Contract liabilities

	2022		2021
	Current	Non Current	Current	Non Current
Natural Gas Transportation	360,887	5,902,032	360,886	6,262,944
Production and Commercialization of Liquids	345,243	557,671	263,596	902,915
Other services	326,802	5,257,709	327,971	3,797,298
UT	12,522	-	26,122	-
Total	1,045,454	11,717,412	978,575	10,963,157

During 2022 and 2021 financial years, the Company recognized Ps. 469,978 and Ps. 477,516, respectively, in revenues for sales from contracts with clients in the Statement of Comprehensive Income, which had been included in the balance at the beginning of each year.

Revenues related to the contract liabilities will be recognized in the Statement of Comprehensive Income in accordance with the schedule stipulated with the customers for the provision of the service, which will be completed between 2025 and 2053.

e)	Other payables

	2022		2021
	Current	Non Current	Current	Non Current
Payable for compensation for the Board of Directors and Supervisory Committee	68,039	-	37,809	-
Others	1,763	-	1,983	-
UT Other liabilities	216,753	-	580,178	-
Total	286,555	-	619,970	-

f)	Taxes payables

	2022		2021
	Current	Non Current	Current	Non Current
Health and safety tax	52,339	-	41,921	-
Withholdings and perceptions made to third parties	581,800	-	621,114	-
Turnover Tax	158,382	-	267,965	-
Tax on exports	103,759	-	337,941	-
Others	48,416	14,285	28,485	-
Total	944,696	14,285	1,297,426	-

g)	Trade payables

	2022		2021
	Current	Non Current	Current	Non Current
Suppliers	9,717,662	-	10,662,184	-
UT Suppliers	119,077	-	129,333	-
Customers (credit balances)	15,237	-	18,778	-
Related companies (Note 21)	672,960	-	1,010,388	-
Total	10,524,936	-	11,820,683	-

h)	Revenues

	2022	2021	2020
Sales of goods and services	159,116,112	169,132,295	163,311,441
Subsidies	5,408,677	4,187,526	964,002
Total	164,524,789	173,319,821	164,275,443

Disaggregation of revenues

Below is a table in which revenues are disaggregated considering the type of market and the opportunity to satisfy performance obligations:

Year ended December 31, 2022
		Production and
	Natural Gas	Commercialization of	Other
	Transportation	Liquids	Services	Telecommunications	Total
Primary geographical market:
External market	-	46,313,662	-	-	46,313,662
Local market	40,643,462	57,901,197	18,747,054	919,414	118,211,127
Total	40,643,462	104,214,859	18,747,054	919,414	164,524,789
Timing of revenue recognition:
Over the time	40,643,462	4,504,128	18,747,054	919,414	64,814,058
At a point in time	-	99,710,731	-	-	99,710,731
Total	40,643,462	104,214,859	18,747,054	919,414	164,524,789

Year ended December 31, 2021
		Production and
	Natural Gas	Commercialization of	Other
	Transportation	Liquids	Services	Telecommunications	Total
Primary geographical market:
External market	-	44,708,635	-	-	44,708,635
Local market	47,729,944	63,851,115	16,137,635	892,492	128,611,186
Total	47,729,944	108,559,750	16,137,635	892,492	173,319,821
Timing of revenue recognition:
Over the time	47,729,944	4,786,166	16,137,635	892,492	69,546,237
At a point in time	-	103,773,584	-	-	103,773,584
Total	47,729,944	108,559,750	16,137,635	892,492	173,319,821

Year ended December 31, 2020
		Production and
	Natural Gas	Commercialization of	Other
	Transportation	Liquids	Services	Telecommunications	Total
Primary geographical market:
External market	-	28,033,885	-	-	28,033,885
Local market	69,100,376	53,107,028	12,832,687	1,201,467	136,241,558
Total	69,100,376	81,140,913	12,832,687	1,201,467	164,275,443
Timing of revenue recognition:
Over the time	69,100,376	4,898,351	12,832,687	1,201,467	88,032,881
At a point in time	-	76,242,562	-	-	76,242,562
Total	69,100,376	81,140,913	12,832,687	1,201,467	164,275,443

Detailed information of revenues on each business segment for the years ended December 31, 2022, 2021 and 2020 is disclosed below:

i.	Natural Gas Transportation:

	2022	2021	2020
Firm	33,984,311	38,806,353	56,118,114
Access and Charge	1,409,911	1,680,113	2,469,413
Interruptible and Others	5,249,240	7,243,478	10,512,849
Total	40,643,462	47,729,944	69,100,376

ii.	Production and Commercialization of Liquids:

	2022	2021	2020
Product	94,302,054	99,586,058	75,278,560
Services	4,504,128	4,786,166	4,898,351
Government grants	5,408,677	4,187,526	964,002
Total	104,214,859	108,559,750	81,140,913

iii.	Other services:

	2022	2021	2020
Conditioning and treatment	5,941,496	6,509,010	5,989,222
Operation and maintenance	450,840	481,338	490,937
Steam sales	372,779	429,014	535,488
Construction	2,363	87,610	75,893
UT Construction	43,537	79,694	207,231
Transportation and conditioning of Natural Gas	11,717,321	8,137,078	5,274,364
Others	218,718	413,891	259,552
Total	18,747,054	16,137,635	12,832,687

i)	Net cost of sales

	2022	2021	2020
Inventories at the beginning of the year	2,278,309	1,680,352	1,231,440
Purchases	48,129,536	46,041,630	37,255,612
Operating costs (Note 8.j.)	47,467,264	47,399,731	44,243,091
Inventories at the end of the year	(1,833,545)	(2,278,309)	(1,680,352)
Total	96,041,564	92,843,404	81,049,791

j)	Expenses by nature – Information required under art. 64 paragraph I, clause B) Commercial Companies Law

	2022

		Operating expenses
Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	13,296,943	5,584,104	4,529,381	2,438,849	744,609		-
Social security taxes	2,521,317	1,034,058	890,630	441,721	154,908		-
Compensation to Directors and Supervisory Committee	125,897	-	-	125,897	-		-
Professional services fees	1,644,291	48,972	600,631	898,431	96,257		-
Technical operator assistance fees	3,067,198	280,709	2,786,489	-	-		-
Materials	1,594,685	462,672	1,130,811	-	1,202		-
Third parties services	1,563,456	679,466	688,730	195,260	-		-
Telecommunications and post expenses	84,443	16,128	26,623	36,931	4,761		-
Rents	108,981	17,579	80,773	9,653	976		-
Transports and freight	613,856	349,132	252,357	11,993	374		-
Easements	200,955	156,726	44,229	-	-		-
Offices supplies	46,944	18,548	9,598	17,996	802		-
Travels expenses	198,078	102,338	35,091	46,229	14,420		-
Insurance	687,743	398,963	237,271	51,509	-		-
Property, plant and equipment maintenance	6,464,178	5,111,188	1,274,298	78,692	-		-
Depreciation of property, plant and equipment	19,572,669	13,185,736	5,187,205	1,199,728	-		-
Taxes and contributions	10,858,003	1,786,426	60,885	29,609	8,981,083	(1)	-
Advertising	189,091	-	-	-	189,091		-
Banks expenses	99,346	-	-	99,346	-		-
Interests expense	6,798,475	-	-	-	-		6,798,475
Foreign exchange loss	52,105,975	-	-	-	-		52,105,975
Costs of services rendered to third parties	48,922	-	48,922	-	-		-
Other expenses	438,298	124,348	226,247	72,589	15,114		-

Total 2022	122,329,744	29,357,093	18,110,171	5,754,433	10,203,597		58,904,450

(1)	Includes tax on exports for Ps. 3,659,451 for the year ended December 31, 2022.

	2021

		Operating expenses

Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other contributions	11,614,557	5,027,119	3,883,677	2,072,132	631,629		-
Social security taxes	2,355,744	1,047,791	820,929	341,671	145,353		-
Compensation to Directors and Supervisory Committee	124,190	-	-	124,190	-		-
Professional services fees	996,024	70,276	103,990	781,403	40,355		-
Technical operator assistance fees	4,250,358	744,106	3,506,252	-	-		-
Materials	1,601,348	531,421	1,069,880	-	47		-
Third parties services	1,414,519	662,460	673,542	78,517	-		-
Telecommunications and post expenses	94,968	18,745	18,309	48,768	9,146		-
Rents	61,124	28,263	16,423	15,554	884		-
Transports and freight	496,898	287,470	201,379	7,712	337		-
Easements	355,420	334,008	21,412	-	-		-
Offices supplies	38,629	13,620	8,481	14,812	1,716		-
Travels expenses	109,433	60,943	21,137	22,368	4,985		-
Insurance	852,181	495,149	298,049	58,983	-		-
Property, plant and equipment maintenance	7,814,946	6,598,364	1,134,931	81,651	-		-
Depreciation of property, plant and equipment	18,721,149	12,564,973	4,876,977	1,279,199	-		-
Taxes and contributions	10,433,607	1,809,784	74,808	32,406	8,516,609	(1)	-
Advertising	103,548	-	-	-	103,548		-
Doubtful accounts	(129,715)	-	-	-	(129,715)		-
Banks expenses	23,340	-	-	23,340	-		-
Interests expense	8,703,402	-	-	-	-		8,703,402
Foreign exchange loss	24,239,337	-	-	-	-		24,239,337
Costs of services rendered to third parties	111,952	-	111,952	-	-		-
Other expenses	291,142	104,070	159,041	13,361	14,670		-

Total 2021	94,678,101	30,398,562	17,001,169	4,996,067	9,339,564		32,942,739

(1)	Includes tax on exports of Ps. 3,069,765 for the year ended December 31, 2021.

	2020

		Operating expenses
Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	11,910,337	5,332,943	3,720,628	2,180,423	676,343		-
Social security taxes	2,422,583	1,044,064	744,398	487,600	146,521		-
Compensation to Directors and Supervisory Committee	117,725	-	-	117,725	-		-
Professional services fees	929,950	101,483	39,103	708,924	80,440		-
Technical operator assistance fees	4,205,901	1,733,124	2,472,777	-	-		-
Materials	1,332,039	482,988	849,051	-	-		-
Third parties services	1,523,368	692,579	772,421	56,718	1,650		-
Telecommunications and post expenses	139,427	39,218	30,941	61,112	8,156		-
Rents	74,086	29,685	15,245	26,924	2,232		-
Transports and freight	460,821	273,192	180,073	7,556	-		-
Easements	289,449	257,489	31,960	-	-		-
Offices supplies	26,629	9,077	3,787	12,962	803		-
Travels expenses	200,878	90,310	58,722	44,430	7,416		-
Insurance	752,400	431,938	267,609	52,812	41		-
Property, plant and equipment maintenance	5,505,454	4,733,387	676,821	95,246	-		-
Depreciation of property, plant and equipment	18,115,502	12,414,245	4,699,917	1,001,340	-		-
Taxes and contributions	8,830,693	1,487,002	76,682	3,758	7,263,251	(1)	-
Advertising	252,851	-	-	-	252,851		-
Doubtful accounts	279,520	-	-	-	279,520		-
Banks expenses	69,783	-	-	69,783	-		-
Interests expense	9,874,146	-	-	-	-		9,874,146
Foreign exchange loss	43,621,645	-	-	-	-		43,621,645
Costs of services rendered to third parties	319,508	-	319,508	-	-		-
Other expenses	157,879	66,103	64,621	20,500	6,655		-

Total 2020	111,412,574	29,218,827	15,024,264	4,947,813	8,725,879		53,495,791

(1)	Includes tax on exports for Ps. 1,238,347 for the year ended December 31, 2020.

k)	Net financial results

	2022	2021	2020
Financial income
Interest income	1,834,401	1,543,011	1,607,135
Foreign exchange gain	27,942,306	11,843,541	14,609,528
Subtotal	29,776,707	13,386,552	16,216,663
Financial expenses
Interest expense (1)	(6,798,475)	(8,703,402)	(9,874,146)
Foreign exchange loss	(52,105,975)	(24,239,337)	(43,621,645)
Subtotal	(58,904,450)	(32,942,739)	(53,495,791)
Other financial results
Notes repurchase results	(1,030,169)	(806,841)	1,174,202
Derivative financial instruments results	(127,585)	(157,227)	1,321,859
Fair value gains / (losses) on financial instruments through profit or loss	24,127,905	2,319,880	(21,362,711)
Others	(770,571)	(960,662)	(1,052,827)
Subtotal	22,199,580	395,150	(19,919,477)
Gain on net monetary position	3,768,283	18,311,140	19,058,813
Total	(3,159,880)	(849,897)	(38,139,792)

(1)	Includes Ps. 382,649, Ps. 568,315 and Ps. 712,528 of accrued interest corresponding to leasing liabilities, for the years ended December 31, 2022, 2021 and 2020.

l)	Other operating results

	2022	2021	2020
Net increase in provisions (1)	(356,890)	(612,036)	(453,946)
Recovery of insurance	29,000	730,846	696,771
Recovery action of VAT and income tax (Note 20.c)	-	144,912	-
Others	251,392	(12,797)	50,697
Total	(76,498)	250,925	293,522

(1)	Including legal expenses

m)	Financial assets measured at amortized cost

	2022		2021
	Current	Non Current	Current	Non Current
Fixed term deposits in foreign currency	-	39,290,345	-	43,718,093
VRD bonds	1,438	-	3,721	2,306
Private debt bonds	-	871,938	-	-
Total	1,438	40,162,283	3,721	43,720,399

n)	Financial assets at fair value through profit or loss

	2022		2021
	Current	Non Current	Current	Non Current
Mutual funds in local market	-	-	152,868	-
Public debt bonds	7,162,504	-	6,432,817	-
Private debt bonds with related parties	2,570,796	-	1,388,558	-
Private debt bonds	25,808,410	-	17,870,749	-
Equity instruments	3,747,920	-	-	-
Total	39,289,630	-	25,844,992	-

o)	Payroll and social security taxes payable

	2022		2021
	Current	Non Current	Current	Non Current
Vacation benefit payable	1,296,356	-	1,186,142	-
Annual bonus payable	857,151	-	896,347	-
Social security taxes payable	471,945	-	685,123	-
UT	4,377	-	6,957	-
Total	2,629,829	-	2,774,569	-